Employee Benefits - Schedule of Contributions for the Next Years Funded (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	$ 45,365	$ 47,180
Retroactive severance pay	684	663
2024 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions		2,654
Retroactive severance pay		5
2025 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	2,666	2,656
Retroactive severance pay	230	270
2026 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	2,657	2,624
Retroactive severance pay	133	84
2027 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	2,616	2,573
Retroactive severance pay	2	2
>2028 [Member]
Schedule of Contributions for the Next Years Funded [Line Items]
Retirement pensions	37,426	36,673
Retroactive severance pay	$ 319	$ 302